Note 13 - Earnings Per Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	2020	2021	2022
Income:
Net income	4,041,431	42,963,660	106,244,916
Dividends to Series B preferred shares	(693,297)	(255,324)	-
Preferred deemed dividend	-	(345,628)	-
Net income attributable to common shareholders	3,348,134	42,362,708	106,244,916
Weighted average common shares –outstanding, basic	5,753,917	6,976,905	7,181,561
Basic earnings per share	0.58	6.07	14.79

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	16,500	8,546
Weighted average common shares –outstanding, diluted	5,753,917	6,993,405	7,190,107
Diluted earnings per share	0.58	6.06	14.78

For the years ended December 31, 2020, the effect of 53,303 non-vested stock awards and of 8,365 Series B Convertible Perpetual Preferred Shares ("Series B Preferred Shares"), respectively, was anti-dilutive. The number of dilutive securities was nil shares in 2020. Hence for the year ended December 31, 2020, “Basic earnings per share” equals “Diluted earnings per share”. For the years ended December 31, 2021 and 2022, the denominator of the diluted earnings per share calculation includes 16,500 and 8,546 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.